Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2024
Disposal of Subsidiaries [Abstract]
Disposal of subsidiaries

Note 19 – Disposal of subsidiaries

On June 30, 2022, the Company disposed of 100% of the equity interest of Ebang Hongling and its 100% owned subsidiary Wuhai Ebang to a third party for a cash consideration of RMB1. This disposal resulted in a gain of US$5,941 for the year ended December 31, 2022.

For the period from January 1, 2022 to June 30, 2022, Ebang Hongling and Wuhai Ebang did not generate any revenue and incurred a net loss of approximately US$6.7 million. Net negative assets of Ebang Hongling and Wuhai Ebang was approximately US$5,941. The disposal of Ebang Hongling and Wuhai Ebang does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results.

On March 1, 2023, the Company disposed of 100% of the equity interest of EBONEX PTE LTD. to a third party for a cash consideration of SGD 10,000. This disposal resulted in a gain of US$7,524 for the year ended December 31, 2023.

For the period from January 1, 2023 to March 1, 2023, EBONEX PTD LTD. did not generate any revenue or incur any net income. Net assets of EBONEX PTE LTD. was US$0. The disposal does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results.